Schedule of Investments (unaudited) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.1%

Consumer Finance — 0.4%
Capital One Financial Corp., 3.80%, 01/31/28	$3,411	$3,642,965
Low Income Investment Fund, Series 2019, 3.71%, 07/01/29	8,195	8,677,053

		12,320,018

Education — 0.2%
Pepperdine University, 3.95%, 12/01/57	4,770	5,928,601
University of Southern California, 3.03%, 10/01/39	965	1,031,278

		6,959,879

Health Care Providers & Services — 0.4%
Common Spirit Health:
3.35%, 10/01/29	3,342	3,436,783
4.19%, 10/01/49	2,208	2,356,665
Kaiser Foundation Hospitals, 3.50%, 04/01/22	4,880	5,087,844
Valley Children’s Hospital, Series A, 4.40%, 03/15/48	4,000	4,871,718

		15,753,010

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	2,871	3,227,165

Total Corporate Bonds — 1.1% (Cost — $34,376,147)		38,260,072

	Share

Investment Companies — 2.8%
iShares National Muni Bond ETF(k)	900,000	103,680,000

Total Investment Companies — 2.8% (Cost — $100,506,912)		103,680,000

	Par (000)

Municipal Bonds — 82.8%

California — 76.0%

County/City/Special District/School District — 18.7%
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	15,579,780
California Infrastructure & Economic Development Bank, RB:
Build America Bonds, 6.49%, 05/15/49	2,125	3,198,401
Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,745	2,750,243

Security	Par (000)	Value

County/City/Special District/School District (continued)
California Pollution Control Financing Authority, RB, Republic Services, Inc. Project, AMT, 1.50%, 11/01/42(a)(b)	$3,125	$3,119,847
California Pollution Control Financing Authority, Refunding RB, VRDN, Republic Services, Inc. Project, Series A, AMT, 1.55%, 08/01/23(a)(b)	32,190	32,173,165
California School Cash Reserve Program Authority, RB, Series B, 2.00%, 06/30/20	28,000	28,232,680
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	1,035	1,212,823
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	1,460	1,735,298
5.00%, 09/02/44	715	836,865
5.00%, 09/02/48	715	833,840
City & County of San Francisco California, GO:
Public Health & Safety, Series E, 5.00%, 06/15/20	1,175	1,212,976
Series B, 5.00%, 06/15/20	2,225	2,296,912
Series C, 5.00%, 06/15/20	4,855	5,011,914
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax, Green Bond, Series B:
3.78%, 09/01/30	1,110	1,220,889
3.92%, 09/01/31	3,410	3,768,186
3.97%, 09/01/32	1,880	2,074,599
4.02%, 09/01/33	2,070	2,283,107
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Series D:
Mission Bay South Redevelopment Project, 0.00%, 08/01/23(a)(c)	1,000	870,840
Mission Bay South Redevelopment Project, 0.00%, 08/01/31(a)(c)	3,000	1,741,080
3.13%, 08/01/28	1,150	1,221,254
3.25%, 08/01/29	1,000	1,068,490
3.38%, 08/01/30	1,250	1,343,900
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,016,200
City of San Jose California, GO:
Series A-1, 5.00%, 09/01/45	20,665	26,199,500
Series A-2, 2.25%, 09/01/19	25,540	25,540,000

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	$2,395	$2,586,504
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 4.00%, 07/01/31	7,825	8,862,439
County of Los Angeles Redevelopment Refunding Authority, Refunding, Tax Allocation Bonds, CRA/LA Project Areas, Series A, 2.00%, 09/01/22	2,235	2,240,342
County of North Orange Community College District California, GO, Election of 2014, Series B, 4.00%, 08/01/44	16,075	18,790,067
County of Orange California Local Transportation Authority, RB, 5.00%, 02/15/41	1,225	1,576,587
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	13,355,776
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(d)	2,895	3,108,767
Fremont Union High School District, GO, Series A, 4.00%, 08/01/46	16,250	18,488,763
Glendale Community California College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	8,700	11,014,635
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	6,316,750
Imperial Irrigation District, RB, Taxable (AMBAC), 6.94%, 01/01/26	17,570	21,094,893
Los Angeles Community College District California, GO:
Build America Bonds, 6.60%, 08/01/42	8,870	14,286,732
Series G, 4.00%, 08/01/39	5,645	6,231,685
Los Angeles Unified School District California, GO, Refunding, Series A:
5.00%, 07/01/20	37,070	38,315,181
5.00%, 07/01/21	29,250	31,390,222
5.00%, 07/01/22	30,705	34,121,238

Security	Par (000)	Value

County/City/Special District/School District (continued)
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(d)	$2,585	$2,821,941
Mount San Antonio Community College District, GO, Refunding, Election of 2018, Series A, 5.00%, 08/01/44	14,500	18,584,505
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	12,000	13,565,760
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	3,000	3,826,260
Pomona Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, 3.98%, 02/01/27	4,155	4,607,687
Redwood City School District, GO, Election of 2015, 5.25%, 08/01/44	5,000	6,497,950
San Diego Association of Governments, RB, Mid-Coast Corridor Transit Project, Green Bond:
5.00%, 11/15/23	5,000	5,624,200
1.80%, 11/15/27	12,500	12,750,625
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 08/01/41	20,000	24,750,200
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.00%, 05/15/38	13,595	16,838,495
San Francisco Bay Area Rapid Transit District, GO, Green Bond:
Election of 2004, Series F-1, 3.00%, 08/01/38	15,365	16,565,160
Election of 2016, Series B-1, 4.00%, 08/01/44	7,450	8,715,904
San Francisco Unified School District, GO, Election of 2011, Series B, 4.00%, 06/15/27	3,500	3,798,970
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,155,142
San Jose Evergreen Community College District, GO, Election of 2010, Series C, 4.13%, 09/01/43	18,435	20,286,427
San Jose Financing Authority, Refunding RB, Civic Center Project, Series A, 5.00%, 06/01/33	2,450	2,795,205

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	$8,730	$9,362,663
San Jose Unified School District, GO, Election of 2012, Series E, 4.00%, 08/01/42	10,000	11,389,700
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	5,000	5,402,400
San Mateo County Community College District, GO, Election of 2014, Series B, 5.00%, 09/01/45	26,755	34,450,808
State of California, GO, Refunding, 5.00%, 04/01/21	50,175	53,312,443

		679,425,815

Education — 5.3%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.43%, 04/01/30	1,000	1,062,080
3.56%, 04/01/31	2,000	2,137,540
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(d)	2,500	2,572,225
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(d)	7,000	7,817,180
Urban Discovery Academy Project, 5.50%, 08/01/34(a)	300	322,821
Vista Charter Middle School, 6.00%, 07/01/44	500	569,015
Waste Management, Inc. Project, AMT, 2.00%, 12/01/44(b)	1,750	1,761,147
California Municipal Finance Authority, Refunding RB:
Republic Services, Inc. Project, 1.48%, 09/01/21(b)	35,295	35,261,364
William Jessup University, 5.00%, 08/01/39	1,785	2,094,983
William Jessup University, 5.00%, 08/01/48	2,140	2,445,143
California Public Finance Authority, RB, Trinity Classical Academy Project(a):
Series A, 5.00%, 07/01/36	385	419,685
Series A, 5.00%, 07/01/44	375	400,500
Series A, 5.00%, 07/01/54	520	542,048
Series B, 5.00%, 07/01/26	265	270,091

Security	Par (000)	Value

Education (continued)
California School Finance Authority, RB, Series A(a):
Kipp Socal Projects, 5.00%, 07/01/49	$650	$784,875
Larchmont Charter School Project, 5.00%, 06/01/33	525	608,087
Larchmont Charter School Project, 5.00%, 06/01/43	525	601,519
Larchmont Charter School Project, 5.00%, 06/01/55	1,000	1,122,930
6.00%, 07/01/51	1,500	1,766,070
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	9,194,727
State of California University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	28,700	35,488,985
5.00%, 11/01/42	16,750	21,003,997
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,960,162
General, Series BD, 3.35%, 07/01/29	5,325	5,916,767
Limited Project, Series M, 5.00%, 05/15/42	7,175	8,880,139
Series AV, 5.25%, 05/15/42	12,220	15,461,966
University of California, Refunding RB:
General, Series AJ, 4.60%, 05/15/31	16,170	18,957,223
Series AR, 5.00%, 05/15/41	7,475	9,125,330

		191,548,599

Health — 5.4%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,574,000
Scripps Health, Series A, 5.00%, 11/15/40	20,220	21,823,648
Sutter Health, Series B, 6.00%, 08/15/20(d)	8,500	8,904,940
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A, 4.00%, 11/01/38	11,250	12,889,800
Stanford Health Care, Series A, 4.00%, 11/15/40	35,000	39,650,450
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 04/01/42	23,555	25,845,017

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, RB (continued):
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	$4,100	$4,627,793
Loma Linda University Medical Center, 5.50%, 12/01/58(a)	11,375	13,582,205
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	2,900	3,307,102
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,394,500
Marin Healthcare District, GO, Election of 2013:
4.00%, 08/01/40	11,535	12,692,999
Series A, 5.00%, 08/01/41	21,670	26,628,530
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	11,000	13,573,780

		196,494,764

Housing — 0.4%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	14,165	15,929,959

State — 9.2%
California State Public Works Board, RB, Series A:
Various Capital Projects, 5.00%, 04/01/23	2,375	2,614,590
Various Correctional Facilities, 5.00%, 09/01/20	3,500	3,638,355
City of Los Angeles California, RB, 5.00%, 06/25/20	200,000	206,408,000
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	3,442,820
State of California, GO, Refunding:
5.25%, 02/01/30	7,725	8,485,217
5.00%, 08/01/33	17,850	21,592,609
Various Purpose, 5.25%, 10/01/39	10,170	12,500,456
Various Purposes-Bid Group, Series B, 2.65%, 04/01/26	25,000	25,979,000

Security	Par (000)	Value

State (continued)
State of California, GO:
Various Purpose, 5.25%, 04/01/35	$2,555	$2,809,580
Various Purposes, 5.50%, 03/01/40	7,500	7,657,500
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.25%, 11/01/32	1,115	1,297,615
5.50%, 11/01/33	2,315	2,713,875
State of California Public Works Board, RB:
Judicial Council Projects, Series D, 5.00%, 12/01/19	2,500	2,524,050
Various Capital Projects, Series A-1, 5.75%, 03/01/20(d)	4,950	5,066,721
State of California Public Works Board, Refunding RB:
Series G, 5.00%, 01/01/21	2,830	2,979,141
Various Capital Projects, Series C, 5.00%, 11/01/33	20,000	24,752,400

		334,461,929

Tobacco — 4.0%
County of California Tobacco Securitization Agency, Refunding RB:
Asset-Backed, Merced County, Series A, 5.13%, 06/01/38	1,000	1,005,280
Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	4,765	4,789,349
Gold Country Settlement Funding Corp., 5.25%, 06/01/46	11,500	11,501,610
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	2,410	2,411,036
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/47	2,595	2,595,727
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	1,980	1,999,780
5.70%, 06/01/46	8,590	8,676,931
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/20	3,000	3,083,070
Series A-1, 5.00%, 06/01/47	38,550	39,550,372
Series A-2, 5.00%, 06/01/47	29,285	29,891,492

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Inland Empire Tobacco Securitization Authority, Refunding RB, 3.68%, 06/01/38	$9,460	$9,887,687
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	16,505	16,530,418
5.13%, 06/01/46	12,640	12,657,570

		144,580,322

Transportation — 9.5%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	4,720	8,137,374
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,227,100
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A, 5.00%, 05/01/44	10,125	11,523,870
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.00%, 05/01/20	8,210	8,412,130
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	11,295	13,810,284
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Series D, AMT, 5.00%, 05/15/41	8,850	10,356,358
Los Angeles International Airport, Sub-Series A, AMT, 5.00%, 05/15/42	10,000	11,863,500
Senior Series A, AMT, 5.00%, 05/15/40	6,615	7,749,605
Sub-Series B, 5.00%, 05/15/42	11,915	14,741,834
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	37,690	38,658,633
City of Los Angeles Department of Airports, ARB, AMT:
Los Angeles International Airport, 4.00%, 05/15/44	10,355	11,864,138
Subordinate, Series C, 5.00%, 05/15/36	13,270	16,374,251

Security	Par (000)	Value

Transportation (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	$20,000	$23,882,600
Series A-1, 5.75%, 03/01/34	6,720	7,141,680
Series A-1, 6.25%, 03/01/34	2,920	3,126,240
Port of Oakland, Refunding RB, Senior Lien, Series P, AMT:
5.00%, 05/01/23	4,000	4,386,600
5.00%, 05/01/26	4,800	5,260,032
5.00%, 05/01/27	12,850	14,076,147
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,710	5,361,440
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT:
Series D, 5.00%, 05/01/21	3,940	4,179,631
Second Series, Series A, 5.00%, 05/01/27	17,775	19,478,378
Second Series, Series A, 5.00%, 05/01/30	3,850	4,202,891
Second Series, Series C, 5.00%, 05/01/20	2,720	2,785,416
Series H, 5.00%, 05/01/21(e)	35,190	37,338,349
Series H, 5.00%, 05/01/22(e)	8,775	9,625,649
Series H, 5.00%, 05/01/23(e)	10,000	11,308,000
Series H, 5.00%, 05/01/24(e)	15,040	17,549,574
San Joaquin County Transportation Authority, Refunding RB, Measure K Sale Tax Revenue, 5.00%, 03/01/41	17,955	22,020,012

		346,441,716

Utilities — 23.5%
California Infrastructure & Economic Development Bank, RB, Green Bond, 5.00%, 10/01/20	21,050	21,999,776
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	17,010	18,287,111
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,105	1,875,472
Power System, Series A, 5.00%, 07/01/42	9,250	11,442,250
Series A, 5.00%, 07/01/41	25,010	30,363,891

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB:
Series B, 5.00%, 07/01/43	$40,000	$50,244,000
Water System, Series A, 5.25%, 07/01/39	8,000	8,419,200
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond:
Series C, 5.00%, 06/01/35	5,520	6,682,954
Sub-Series A, 5.00%, 06/01/37	5,000	6,362,500
Sub-Series A, 5.00%, 06/01/43	10,000	12,384,900
Sub-Series A, 5.25%, 06/01/47	20,000	24,954,800
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(d)	5,625	6,093,675
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	4,119,250
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	8,042,460
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	6,127,400
5.00%, 10/01/32	5,000	6,120,000
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Public Utilities Commission, 4.00%, 11/01/30	19,910	23,662,239
County of San Diego California Water Authority, Refunding RB, 5.00%, 05/01/30	6,000	6,751,860
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/44	14,715	18,827,990
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	23,528,485
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	22,685	27,987,846
5.25%, 07/01/44	10,650	13,337,101
Los Angeles Department of Water & Power System Revenue, RB, Power System:
Series A, 5.00%, 07/01/45	10,000	12,630,800
Series B, 5.00%, 07/01/25	10,000	10,330,200

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power System Revenue, Refunding RB, Series D, 5.00%, 07/01/43	$19,050	$24,182,260
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,605	18,876,900
Metropolitan Water District of Southern California, Refunding RB:
5.00%, 01/01/38	7,000	9,096,570
Series A, 5.00%, 10/01/35	5,000	5,498,300
Series A, 5.00%, 07/01/37	19,330	25,313,988
Series A, 5.00%, 07/01/38	18,860	24,627,765
Series A, 5.00%, 07/01/39	8,870	11,553,086
Subordinate, Series D, 1.28%, 07/01/37(f)	10,000	10,003,550
Subordinate, Series E, 1.25%, 07/01/37(f)	7,000	7,005,026
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	3,209,455
Orange County Sanitation District, Refunding RB, Series B, 5.00%, 02/01/20	1,000	1,016,620
Sacramento Municipal Utility District, RB, Series G, 5.00%, 08/15/41	15,440	19,939,525
Sacramento Municipal Utility District, Refunding RB(b):
Series A, 5.00%, 08/15/49	53,020	61,300,664
Series B, 5.00%, 08/15/49	61,200	74,865,348
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	20,405	25,208,133
San Diego Public Facilities Financing Authority, RB, Series A, 5.00%, 08/01/41	1,000	1,230,740
San Diego Public Facilities Financing Authority, Refunding RB, Series A:
5.00%, 05/15/20	2,000	2,057,860
5.00%, 05/15/36	5,000	6,199,900
Subordinate, 5.00%, 08/01/37	6,000	7,687,800
Subordinate, 5.00%, 08/01/43	41,760	52,791,739
Subordinated, 5.25%, 08/01/47	15,445	19,798,945
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	16,460	20,253,372

6

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
State of California Department of Water Resources, Refunding RB, Water System:
Central Valley Project Revenue Bonds, Series AW, 4.00%, 12/01/34	$26,885	$31,371,838
Revenue, Series AW, 4.00%, 12/01/20	2,790	2,898,726
Series AS, 5.00%, 12/01/20	5,335	5,602,070
Series BA, 5.00%, 12/01/20	3,785	3,979,095
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series N, 5.00%, 05/01/20	1,500	1,539,630
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	18,236,100

		855,921,165

Total Municipal Bonds in California		2,764,804,269

Illinois — 0.9%

County/City/Special District/School District — 0.9%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	8,075	9,107,873
Taxable Build America Bonds, 6.04%, 12/01/29	4,875	5,309,850
Taxable Build America Bonds, 6.14%, 12/01/39	13,850	14,906,478
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	3,650	4,089,022

Total Municipal Bonds in Illinois		33,413,223

Puerto Rico — 5.9%

State — 3.1%
Commonwealth of Puerto Rico, GO, Public Improvements(g)(h):
Public Improvement, Series A, 5.25%, 07/01/22	940	683,702
Public Improvement, Series A, 5.13%, 07/01/31	2,725	1,982,010
Series A, 5.25%, 07/01/26	330	240,023
Commonwealth of Puerto Rico, GO, Refunding(g)(h):
Public Improvement, 5.00%, 07/01/18	470	341,851
Public Improvement, Series A, 5.50%, 07/01/32	1,170	850,991

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO, Refunding(g)(h) (continued):
Public Improvement, Series A, 5.50%, 07/01/39	$3,235	$2,040,421
Series A, 5.50%, 07/01/18	1,025	745,527
Series B, 6.00%, 07/01/39	1,470	1,069,194
Series A, 8.00%, 07/01/35	7,165	3,967,619
Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, Series A(g)(h):
5.38%, 07/01/33	1,025	745,527
6.00%, 07/01/38	1,630	1,185,569
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (GTD), 5.25%, 07/01/24(g)(h)	500	418,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(c)	370	322,951
CAB, Series A-1, 0.00%, 07/01/27(c)	707	560,580
CAB, Series A-1, 0.00%, 07/01/29(c)	1,117	821,051
CAB, Series A-1, 0.00%, 07/01/31(c)	1,330	899,013
CAB, Series A-1, 0.00%, 07/01/33(c)	1,909	1,178,521
CAB, Series A-1, 0.00%, 07/01/46(c)	50,400	13,214,376
CAB, Series A-1, 0.00%, 07/01/51(c)	35,228	6,799,709
Series A-1, 4.75%, 07/01/53	18,131	18,569,770
Series A-1, 5.00%, 07/01/58	20,391	21,246,199
Series A-2, 4.33%, 07/01/40	11,818	11,999,406
Series A-2, 4.54%, 07/01/53	114	114,868
Series A-2, 4.78%, 07/01/58	20,042	20,567,501

		110,564,504

Utilities — 2.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,145	2,235,347
5.13%, 07/01/37	5,430	5,666,042
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	11,935	12,109,012
6.00%, 07/01/44	5,815	5,900,132

7

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.75%, 07/01/37	$3,065	$3,243,720
5.25%, 07/01/42	6,565	6,865,414
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	3,445	3,386,538
5.35%, 07/01/27	5,770	5,510,465
6.15%, 07/01/38	1,695	1,695,288
Puerto Rico Electric Power Authority, RB(g)(h):
Series 2013-A, 7.00%, 07/01/33	920	755,843
Series 2013-A, 7.00%, 07/01/43	955	784,598
Series A, 5.00%, 07/01/29	4,130	3,291,705
Series A, 5.00%, 07/01/42	8,220	6,551,529
Series CCC, 5.25%, 07/01/26	1,680	1,338,999
Series CCC, 5.25%, 07/01/28	955	761,157
Series TT, 5.00%, 07/01/25	480	382,571
Series TT, 5.00%, 07/01/26	1,285	1,024,175
Series TT, 5.00%, 07/01/32	1,075	856,800
Series WW, 5.50%, 07/01/19	935	745,217
Series WW, 5.38%, 07/01/22	1,250	996,279
Series WW, 5.38%, 07/01/24	875	697,395
Series WW, 5.50%, 07/01/38	1,170	932,517
Series XX, 5.25%, 07/01/27	645	514,080
Series XX, 5.25%, 07/01/35	400	318,809
Series XX, 5.75%, 07/01/36	555	442,348
Series XX, 5.25%, 07/01/40	2,120	1,689,689
Puerto Rico Electric Power Authority, Refunding RB(g)(h):
Series AAA, 5.25%, 07/01/22	2,150	1,713,599
Series AAA, 5.25%, 07/01/24	480	382,571
Series AAA, 5.25%, 07/01/26	1,840	1,466,522
Series AAA, 5.25%, 07/01/27	5,810	4,630,704
Series AAA, 5.25%, 07/01/28	3,480	2,773,640
Series AAA, 5.25%, 07/01/29	530	422,422
Series BBB, 5.40%, 07/01/28	2,805	2,235,650
Series UU, 1.16%, 07/01/17(b)	395	280,944
Series UU, 1.16%, 07/01/18(b)	355	252,494
Series UU, 1.00%, 07/01/20(b)	3,175	2,301,875
Series UU, 2.25%, 07/01/31(b)(f)	2,820	2,044,500
Series ZZ, 5.00%, 07/01/17	925	731,906
Series ZZ, 5.25%, 07/01/19	2,565	2,044,364
Series ZZ, 5.25%, 07/01/21	3,590	2,861,313
Series ZZ, 5.25%, 07/01/24	1,990	1,586,076
Series ZZ, 5.25%, 07/01/26	4,335	3,455,095
Series ZZ, 5.00%, 07/01/28	990	789,053

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB(g)(h) (continued):
Taxable Build America Bonds, Series YY, 6.13%, 07/01/40	$4,060	$3,235,913

		101,904,310

Total Municipal Bonds in Puerto Rico		212,468,814

Total Municipal Bonds — 82.8% (Cost — $2,859,406,353)		3,010,686,306

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 16.3%

County/City/Special District/School District — 2.9%
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/42	14,995	16,016,760
Grossmont-Cuyamaca Community College District, GO, Election of 2008, Series B, 5.00%, 08/01/44	30,215	37,909,849
Ohlone Community College District, GO, Election of 2010, Series B, 4.00%, 08/01/44	47,250	51,260,108

		105,186,717

Education — 3.7%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/42	10,000	12,539,700
5.00%, 11/01/43	35,250	45,022,357
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	20,000	24,753,000

8

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	$41,740	$52,132,843

		134,447,900

Health — 0.5%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	15,000	18,659,100

State — 0.6%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	18,150	22,309,072

Transportation — 4.4%
City & County of San Francisco California, Refunding ARB, Series A, AMT, 5.25%, 05/01/42	40,370	49,166,219
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	26,950	32,735,357
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	22,475	26,584,106
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	18,717	22,474,667
Sub-Series A, 5.00%, 05/15/42	23,625	28,364,408

		159,324,757

Utilities — 4.2%
City & County of San Francisco California Public Utiilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	51,822,906
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	27,045	33,884,405
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	36,105	44,586,424

Security	Par (000)	Value

Utilities (continued)
Irvine Ranch Water District, 5.00%, 03/01/46	$19,330	$23,237,366

		153,531,101

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.3% (Cost — $548,238,515)		593,458,647

Total Long-Term Investments — 103.0% (Cost — $3,542,527,927)		3,746,085,025

Short-Term Securities — 4.3%

Commercial Paper — 2.1%
Los Angeles Municipal Improvement Corp., 1.64%, 12/19/19	26,000	26,022,199
State of California Department of Water Resources:
1.27%, 09/18/19	16,577	16,576,904
1.27%, 09/23/19	5,000	4,999,932
1.27%, 10/03/19	30,000	30,000,828

Total Commercial Paper — 2.1% (Cost — $77,577,000)		77,599,863

	Shares

Short-Term Investment Fund — 2.2%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 1.03%(j)(k)	79,023,311	79,039,115

Total Short-Term Investment Fund — 2.2% (Cost — $79,039,115)		79,039,115

Total Short-Term Securities — 4.3% (Cost — $156,616,115)		156,638,978

Total Investments — 107.3% (Cost — $3,699,144,042)		3,902,724,003

Liabilities in Excess of Other Assets — (0.6)%		(21,062,309)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(245,113,992)

Net Assets — 100.0%		$3,636,547,702

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

9

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund

(e)	When-issued security.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Annualized 7-day yield as of period end.
(k)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/19	Shares Purchased	Shares Sold		Shares Held at 08/31/19	Value at 08/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	256,535,508	—	(177,512,197	)(b)	79,023,311	$79,039,115	$356,290	$—	$—
iShares National Muni Bond ETF	335,000	970,000	(405,000)		900,000	103,680,000	558,804	235,628	2,080,921

						$182,719,115	$915,094	$235,628	$2,080,921

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

ETF— Exchange-Traded Fund

GO — General Obligation Bonds

GTD — Guaranteed

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

10

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3,228	12/19/19	$425,188	$(439,236)
Long U.S. Treasury Bond	2,837	12/19/19	468,814	(1,683,417)
5-Year U.S. Treasury Note	758	12/31/19	90,942	(86,834)

				$(2,209,487)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$103,680,000	$3,642,405,025	$—	$3,746,085,025
Short-Term Securities	79,039,115	77,599,863	—	156,638,978

	$182,719,115	$3,720,004,888	$—	$3,902,724,003

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(2,209,487)	$—	$—	$(2,209,487)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $244,322,163 are categorized as Level 2 within the disclosure hierarchy.

11